Related Party Transactions (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Loans outstanding with related parties	$ 596,000	$ 168,000
New loans	651,000
Sales of loans	166,000
Repayment of loans	$ 57,000